Share-based Compensation - PCUs movement (Details) $ in Thousands			6 Months Ended	12 Months Ended
	Apr. 03, 2018 EquityInstruments	Apr. 02, 2018 EquityInstruments	Jun. 30, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments
Long-Term Incentive Plan 2015
Share-based Compensation
Vested during the period	(33,998)
PCUs
Share-based Compensation
Outstanding at the beginning of the period			67,475
Granted during the period		24,608	24,608
Vested during the period	(16,999)		(16,999)
Outstanding at end of the period			75,084	67,475
Weighted average contractual life
Weighted average contractual life, outstanding shares			1 year 9 months	1 year 4 months 17 days
Outstanding at the beginning of the period | $			$ 1,429
Granted during the period | $			576
Vested during the period | $			(410)
Outstanding at the end of the period | $			$ 1,595	$ 1,429